Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Net income	$ 808,498		$ 295,402	[1]	$ 158,442	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,282,228		337,730	[1]	357,347	[1]
Asset impairment	21,828		26,155	[1]	12,625	[1]
Amortization of debt issuance costs and debt discount	86,184		47,442	[1]	69,651	[1]
Amortization of lease premium intangibles	17,967		8,746	[1]	11,577	[1]
Amortization of fair value adjustments on debt	(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities	71,806
Maintenance rights expense	128,919
Net (gain) loss on sale of assets	(37,497)		(41,873)	[1]	46,421	[1]
Deferred income taxes	115,859		21,186	[1]	7,695	[1]
Other	3,706		(2,513)	[1]	9,186	[1]
Changes in operating assets and liabilities:
Trade receivables	102,547		2,854	[1]	912	[1]
Other assets	12,704		(32,760)	[1]	17	[1]
Accounts payable, accrued expenses and other liabilities	12,874		30,300	[1]	(22,285)	[1]
Net cash provided by operating activities	2,296,699		692,669	[1]	651,588	[1]
Purchase of flight equipment	(2,088,444)		(1,782,839)	[1]	(1,038,657)	[1]
Proceeds from sale or disposal of assets	569,633		664,415	[1]	781,278	[1]
Prepayments on flight equipment	(458,174)		(213,320)	[1]	(36,124)	[1]
Acquisition of ILFC, net of cash acquired	(195,311)
Capital contributions to equity investments			(13,180)	[1]
Collections of finance and sales-type leases	57,958		2,209	[1]	5,128	[1]
Movement in restricted cash	282,523		7,866	[1]	(58,131)	[1]
Net cash used in investing activities	(1,831,815)		(1,334,849)	[1]	(346,506)	[1]
Issuance of debt	5,411,602		2,299,706	[1]	1,297,087	[1]
Repayment of debt	(4,826,775)		(1,889,194)	[1]	(1,213,832)	[1]
Debt issuance costs paid	(134,963)		(45,213)	[1]	(43,177)	[1]
Maintenance payments received	561,558		100,708	[1]	132,046	[1]
Maintenance payments returned	(286,041)		(56,909)	[1]	(49,728)	[1]
Security deposits received	107,332		23,364	[1]	25,624	[1]
Security deposits returned	(98,656)		(15,032)	[1]	(21,855)	[1]
Repurchase of shares					(320,093)	[1]
Net cash provided by (used in) financing activities	734,057		417,430	[1]	(193,928)	[1]
Net increase (decrease) in cash and cash equivalents	1,198,941		(224,750)	[1]	111,154	[1]
Effect of exchange rate changes	(4,086)		(137)	[1]	(1,834)	[1]
Cash and cash equivalents at beginning of period	295,514	[1]	520,401	[1]	411,081	[1]
Cash and cash equivalents at end of period	1,490,369		295,514	[1]	520,401	[1]
Supplemental cash flow information:
Interest paid, net of amounts capitalized	1,103,512		211,075	[1]	180,968	[1]
Taxes paid	$ 37,630		$ 4,966	[1]	$ 1,518	[1]

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.